Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE
Dated as of May 23, 2025
Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of August 1, 2024 (the “Servicing Agreement”), between, PACIFIC GAS AND ELECTRIC COMPANY, a California corporation, as Servicer (the “Servicer”), and PG&E Recovery Funding LLC, as Issuer (the “Issuer”), the Servicer does hereby certify, for the June 1, 2025 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods:    September 1, 2024 to May 22, 2025
Payment Date:        June 1, 2025

1	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
	Fixed Recovery Charge Remittances
	a.	Estimated Monthly Fixed Recovery Charges Remitted for September Collection Period	$ 268,070.00
	b.	Estimated Monthly Fixed Recovery Charges Remitted for October Collection Period	5,941,255.00
	c.	Estimated Monthly Fixed Recovery Charges Remitted for November Collection Period	9,803,552.00
	d.	Estimated Monthly Fixed Recovery Charges Remitted for December Collection Period	12,353,285.00
	e.	Estimated Monthly Fixed Recovery Charges Remitted for January Collection Period	14,353,451.00
	f.	Estimated Monthly Fixed Recovery Charges Remitted for February Collection Period	11,493,089.00
	g.	Estimated Monthly Fixed Recovery Charges Remitted for March Collection Period	11,778,751.00
	h.	Estimated Monthly Fixed Recovery Charges Remitted for April Collection Period	13,045,619.00
	i.	Estimated Monthly Fixed Recovery Charges Remitted for May Collection Period[1]	9,368,213.82
i.	Total Estimated Fixed Recovery Charge Remittances		$ 88,405,285.82
ii.	Investment Earnings on Collection Account
		iii. Investment Earnings on Capital Subaccount iv. Investment Earnings on Excess Funds Subaccount v. Investment Earnings on General Subaccount	$ 99,853.82 0.00 579,355.29
vi.		General Subaccount Balance (sum of i and v above)	88,984,641.11
vii.		Excess Funds Subaccount Balance as of Prior Payment Date	0.00
viii.		Capital Subaccount Balance as of Prior Payment Date	7,096,425.00
ix.		Collection Account Balance (sum of vi -viii above)	$88,984,641.11

2	Outstanding Amounts as of Prior Payment Date:
i.	Tranche A-1 Outstanding Amount		$ 300,000,000.00
ii.	Tranche A-2 Outstanding Amount		372,900,000.00
iii.	Tranche A-3 Outstanding Amount		746,385,000.00
vi.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds		1,419,285,000.00

3	Required Funding/Payments as of Current Payment Date:		$ 87,139,620.82
Principal			Principal Due
i.	Tranche A-1		$ 24,399,599.45
ii.	Tranche A-2		-
iii.	Tranche A-3		-
iv.	For all Tranches of Recovery Bonds:		$24,399,599.45

1 Based upon Estimated Fixed Recovery Charges remitted during Collection Period (i.e., Estimated Fixed Recovery Charges remitted within two Servicer Business Days of deemed collection date). Does not include reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period

Interest Tranche	Interest Rate	Days in Interest Period	Principal Balance	Interest Due
v. Tranche A-1	4.838%	300	$ 300,000,000.00	$ 12,095,000.00
vi. Tranche A-2	5.231%	300	372,900,000.00	16,255,332.50
vii. Tranche A-3	5.529%	300	746,385,000.00	34,389,688.88
				$ 62,740,021.38

			Required Level	Funding Required
xiii. Capital Subaccount			$7,096,425.00	-
4	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture
i.	Indenture Trustee Fees and Expenses; Indemnity Amounts			$0.00
ii.	Servicing Fee			591,369.00
iii.	Administration Fee			62,500.00
iv.	Other Ongoing Financing Costs Expenses			4,355.00
v.	Semi-Annual Interest (including any past-due for prior periods)			62,740,021.38
vi.	Return on PG&E Capital Contribution and any remittance of unpaid upfront financing costs			$ 320,481.00

	Tranche	Per $1000 of Original Principal Amount	Aggregate
1	Tranche A-1 Interest Payment	$ 12,095.00	$ 12,095,000.00
2	Tranche A-2 Interest Payment	16,255.33	16,255,332.50
3	Tranche A-3 Interest Payment	34,389.69	34,389,688.88

vii.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date	$ 1,419,285,000.00

	Tranche	Per $1000 of Original Principal Amount	Aggregate
1	Tranche A-1 Principal Payment	$ 24,399.60	$ 24,399,599.45
2	Tranche A-2 Principal Payment	-	-
3	Tranche A-3 Principal Payment	-	-
viii.	Semi-Annual Principal		24,399,599.45
ix.	Deposit to Excess Funds Subaccount		866,315.28
x.	Released to Issuer upon Retirement of all Notes		-
xi.	Aggregate Remittances as of Current Payment Date		$ 88,405,285.82

5	Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
i.	Excess Funds Subaccount	$ -
ii.	Capital Subaccount	-
iii.	Total Withdrawals	$ -

6	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Tranche A-1	$ 275,600,400.55
ii.	Tranche A-2	372,900,000.00
iii.	Tranche A-3	746,385,000.00
iv.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds:	1,394,885,400.55
v.	Excess Funds Subaccount Balance	866,315.28
vi.	Capital Subaccount Balance	7,196,278.82
vii.	Aggregate Collection Account Balance	$8,062,594.10

7	Shortfalls in Interest and Principal Payments as of Current Payment Date

	i.	Semi-annual Interest
			Tranche A-1 Interest Payment	$ -
			Tranche A-2 Interest Payment	-
			Tranche A-3 Interest Payment	-
	ii.	Semi-Annual Principal
			Tranche A-1 Principal Payment	-
			Tranche A-2 Principal Payment	-
			Tranche A-3 Principal Payment	-

8	Shortfalls in Required Subaccount Levels as of Current Payment Date
	iii.	Capital Subaccount	$ -

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.
SERVICER:

PACIFIC GAS AND ELECTRIC COMPANY,
a California corporation

By:	/s/ MONICA KLEMANN
Name: Monica Klemann
Title: Assistant Treasurer